SHAREHOLDERS' EQUITY (Schedule of Assumptions used in Fair Value of Option Granted) (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	67.00%	60.00%	77.00%
Risk-free interest rate	1.80%	2.20%	1.80%
Contractual term	10 years	10 years	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise multiple	215.00%	218.00%	218.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise multiple	246.00%	229.00%	229.00%